3. MATERIAL ACCOUNTING POLICY INFORMATION: a) Cash and cash equivalents (Policies)	12 Months Ended
Dec. 31, 2025
Policies
a) Cash and cash equivalents	a)Cash and cash equivalents Cash and cash equivalents comprise cash, bank deposits and highly liquid short-term investments that are readily convertible into known amounts of cash.